Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Investment in real estate, net of accumulated depreciation of $179,491 and $148,257, respectively	$ 802,326	$ 846,377
Hotels held for sale	10,300	0
Restricted cash-furniture, fixtures and other escrows	11,354	7,141
Due from third party managers, net	6,798	6,426
Other assets, net	4,725	5,197
Total Assets	835,503	865,141
Liabilities
Credit facilities	35,600	64,700
Mortgage debt	162,523	110,147
Accounts payable and accrued expenses	12,917	12,314
Total Liabilities	211,040	187,161
Shareholders' Equity
Preferred stock, value issued	0	0
Common stock, no par value, authorized 200,000,000 shares; issued and outstanding 90,941,959 and 91,109,651 shares, respectively	898,821	900,555
Distributions greater than net income	(274,382)	(222,599)
Total Shareholders' Equity	624,463	677,980
Total Liabilities and Shareholders' Equity	835,503	865,141
Series A Preferred Stock [Member]
Shareholders' Equity
Preferred stock, value issued	0	0
Series B Convertible Preferred Stock [Member]
Shareholders' Equity
Preferred stock, value issued	$ 24	$ 24